Fair Value Measurements - Schedule of Investments at NAV (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 683,562,499	$ 590,712,929
Fair Value Measured at Net Asset Value Per Share | Common Collective Trusts
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	439,884,250	375,942,929
Investment, Identifier [Axis]: FIAM | Core Plus Commingled Pool Class F
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	23,197,709	19,011,401
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Contrafund Pool Class A
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 143,657,806	128,083,767
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2010 Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 3,035,018	1,246,650
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2015 Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 4,574,356	4,002,932
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2020 Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 14,432,866	13,320,326
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2025 Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 22,124,940	25,416,164
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2030 Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 37,062,094	33,161,952
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2035 Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 27,356,002	21,411,336
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2040 Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 38,257,480	30,480,439
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2045 Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 32,163,082	24,075,501
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2050 Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 26,830,501	19,768,419
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2055 Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 20,094,378	14,439,162
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2060 Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 11,476,100	7,800,310
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom 2065 Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 5,068,131	2,728,504
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: Fidelity Investments | Freedom Retirement Commingled Pool Class D
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 3,225,182	3,370,539
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day
Investment, Identifier [Axis]: T. Rowe Price | Stable Value Common Trust Fund A
EBP, Investment, Fair Value and NAV [Line Items]
Investments at fair value	$ 27,328,605	$ 27,625,527
Unfunded Commitment and Other Redemption Restrictions	$ 0
Redemption Frequency	1 day
Redemption Notice Period	1 day